Net Loss Per Share Attributable to Ordinary Shareholders	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Net Loss Per Share Attributable to Ordinary Shareholders
Note 12—Net Loss Per Share Attributable to Ordinary Shareholders
The following table sets forth the computation of basic and diluted net loss per share attributable to ordinary shareholders for the periods presented:

	Year ended December 31 2019	Year ended December 31 2020
	In USD thousands, except share data
Numerator:
Net loss	(19,108)	(20,041)

Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted	29,801,064	30,668,412

Net loss per share attributable to ordinary shareholders, basic and diluted	(0.64)	(0.65)

The potential shares of ordinary shares that were excluded from the computation of diluted net loss per share attributable to ordinary shareholders for the periods presented because including them would have been anti-dilutive are as follows:

	Year ended December 31 2019	Year ended December 31 2020
	In USD thousands, except share data
Convertible redeemable preferred shares	58,197,494	62,319,947
Warrants to convertible redeemable preferred shares	—	1,030,615
Outstanding share options	10,695,382	10,228,594

Total	68,892,876	73,579,156

Unaudited Pro Forma Net Loss Per Share Attributable to Ordinary Shareholders
The Company has presented the unaudited pro forma basic and diluted net loss per share attributable to ordinary shareholders for the years ended December 31, 2019 and 2020, which has been computed to give effect to the conversion of its redeemable convertible preferred shares into ordinary shares (using the if-converted
method) as though the conversion had occurred as of the beginning of the period or the original date of issuance, if later. The pro forma net loss per share does not include shares being offered in this offering.
The following table sets forth the computation of the unaudited pro forma basic and diluted net loss per share attributable to ordinary shareholders:

	Year ended December 31 2019	Year ended December 31 2020
	In USD thousands, except share data
Numerator:
Net loss	(19,108)	(20,041)

Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted	29,801,064	30,668,412
Weighted-average of convertible redeemable preferred shares upon assumed conversion in IPO	58,197,494	62,319,947
Weighted-average of warrants to convertible redeemable preferred shares upon assumed conversion in IPO	—	1,030,615

Weighted-average shares used in computing pro forma net loss per share attributable to ordinary shareholders, basic and diluted	87,998,558	94,018,974

Pro forma net loss per share attributable to ordinary shareholders, basic and diluted	(0.22)	(0.21)